Note 15 - Financial Instruments (Detail) - Summary of Fair Value of Financial Instruments (USD $)	Dec. 31, 2012	Dec. 31, 2011
Derivatives, current and long-term portion	$ 2,393,568	$ 3,451,497
Trading securities		27,473
Fair Value, Inputs, Level 1 [Member]
Total		27,473
Trading securities		27,473
Fair Value, Inputs, Level 2 [Member]
Derivatives, current and long-term portion	2,393,568	3,451,497
Total		$ 3,451,497